EXHIBIT 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Feb-20	18-Feb-20	16-Mar-20
To	29-Feb-20	16-Mar-20
Days	27

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$293,210,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,543,210,000.00

Required Participation Amount	$1,543,210,000.00
Excess Receivables	$80,641,949.84
Excess Funding Account	0.00

Total Collateral	1,623,851,949.84

Collateral as Percent of Notes	129.91%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,238,374,635.98
Total Principal Collections	($1,828,401,983.88)
Investment in New Receivables	$1,912,170,336.97
Receivables Added for Additional Accounts	$0.00
Repurchases	($22,354,512.49)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($763,576,948.54)
Less Servicing Adjustment	($1,026,835.11)

Ending Balance	$4,535,184,692.93

SAP for Next Period	35.81%

Average Receivable Balance	$4,574,859,692.24
Monthly Payment Rate	39.97%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$15,366,638.85
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$15,366,638.85

Series Allocation Percentage at Month-End	35.81%
Floating Allocation Percentage at Month-End	97.00%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	27
LIBOR	1.658250%
Applicable Margin	0.320000%
	1.978250%

	Actual	Per $1000
Interest	1,854,609.38	1.48
Principal	—	—

		1.48
Total Due Investors	1,854,609.38
Servicing Fee	1,286,008.33

Excess Cash Flow	2,196,292.77

Reserve Account
Required Balance	$6,250,000.00
Current Balance	$6,250,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.95%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*		15.55%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.